For the most recent prospectuses of the following funds (as supplemented to date):

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds® Developing World Growth and Income Fund (DWGI)
American Funds Corporate Bond Fund® (CBF)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds® Global Balanced Fund (GBAL)

American Funds® Global Insight Fund (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds® International Vantage Fund (IVE)

American Funds Mortgage Fund® (AFMF)

American Funds® Multi-Sector Income Fund (MSI)

American Funds® Strategic Bond Fund (SBF)
American Funds® U.S. Government Money Market Fund (MMF)
American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income Fund (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Changes apply to all funds unless otherwise noted below.

1. Effective July 1, 2024, “American Funds Distributors, Inc.,” the fund’s principal underwriter and distributor will change its name to “Capital Client Group, Inc.” On such date, all references to American Funds Distributors, Inc. or American Funds Distributors in the statutory prospectus and statement of additional information shall be a reference to Capital Client Group, Inc. The fund’s distributor is changing only its name and will continue to operate in the same manner.

2. Effective July 1, 2024, the Virginia College Savings Plan or “Virginia529,” the program administrator for CollegeAmerica and ABLEAmerica will change its name to “Commonwealth Savers Plan.” On such date, all references to Virginia529 in the statutory prospectus and statement of additional information shall be a reference to Commonwealth Savers Plan. The program administrator is changing only its name and will continue to operate in the same manner.

3. The section titled “The Capital SystemTM” in the “Management and organization” section of the prospectus for New World Fund is amended as follows:

Matt Hochstetler’s overall years of experience are revised to 20 years.
Carl M. Kawaja’s years in the fund are revised to 24 years.

4. The following changes have been made to the “How to sell shares” section: 1) The subsections “Writing to American Funds Service Company” and “Telephoning or faxing American Funds Service Company or using the Internet” have been amended; and 2) A new subsection “Self service using the Internet (capitalgroup.com) or Interactive Voice Response (IVR)” has been added, following the amended subsections listed above. Each subsection to read as follows:

Writing to American Funds Service Company

·	Requests must be signed by the registered shareholder(s).
·	A signature guarantee is required if the redemption is:
—	more than $250,000;
—	made payable to someone other than the registered shareholder(s); or
—	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.
·	American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.
·	Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company

·	Redemptions by telephone or fax are limited to $250,000 per American Funds shareholder each day.
·	Checks must be made payable to the registered shareholder.
·	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

Self service using the Internet (capitalgroup.com) or Interactive Voice Response (IVR)

·	Redemptions by IVR or the Internet (capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.
·	Checks must be made payable to the registered shareholder.
·	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

5. The bullet items under the heading ”Class A share purchases not subject to sales charges” in the “Sales charges” section for all the funds listed above except MMF are amended to read as follows:

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

·	investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;
·	rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus;
·	investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy; and

·	Investments made by accounts held through banks and bank trust companies that charge a fee for custodial services and do not have a financial professional assigned to the account.

6. The information under the heading “Other sales charge waivers” in the “Sales charge reductions and waivers” section for all the funds listed above except MMF is amended to read as follows:

Other sales charge waivers Purchases of Class A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a waived RMD reinvestment are available at net asset value. For accounts held with the fund’s transfer agent, waived RMD reinvestments in Class A shares are not subject to sales charges.

Purchases of Class 529-A shares through (i) a rollover from another 529 plan or (ii) a recontribution of a refunded qualified education expense are not subject to sales charges.

If you have any questions, ask your financial professional whether Class A or 529-A shares purchased through these policies are available without a sales charge. Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales charge paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

7. The information under the heading “Other sales charge waivers” in the “Sales charge waivers” section for American Funds U.S. Government Money Market Fund is amended to read as follows:

Other sales charge waivers Purchases of Class A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a waived RMD reinvestment are available at net asset value. For accounts held with the fund’s transfer agent, waived RMD reinvestments in Class A shares are not subject to sales charges.

Purchases of shares through (i) a rollover from another qualified tuition program or ABLE plan or (ii) a recontribution of refunded qualified education expenses are not subject to sales charges.

Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales charge paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

8. The following is added to the end of “Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)” in the “Appendix” section:

For additional information, clients are encouraged to contact their financial advisor or refer to the T&Cs.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-582-0724P CGD/AFD/10039-S103780

Statement of Additional Information Supplement July 1, 2024

For the most recent statements of additional information of the following funds (as supplemented to date):

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds Corporate Bond Fund® (CBF)

American Funds® Developing World Growth and Income Fund (DWGI)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds® Global Balanced Fund (GBAL)

American Funds® Global Insight Fund (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)

American Funds® International Vantage Fund (IVE)

American Funds Mortgage Fund® (AFMF)

American Funds® Multi-Sector Income Fund (MSI)

American Funds Short-Term Tax-Exempt Bond Fund® (STEX)

American Funds® Strategic Bond Fund (SBF)

American Funds Tax-Exempt Fund of New York® (TEFNY)

American Funds® U.S. Government Money Market Fund (MMF)

American High-Income Trust® (AHIT)

American High-Income Municipal Bond Fund® (AHIM)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income Fund (IGI)

Limited Term Tax-Exempt Bond Fund of America® (LTEX)
The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

The Tax-Exempt Bond Fund of America® (TEBF)

The Tax-Exempt Fund of California® (TEFCA)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Changes apply to all funds unless otherwise noted.

1. Effective July 1, 2024, “American Funds Distributors, Inc.,” the fund’s principal underwriter and distributor will change its name to “Capital Client Group, Inc.” On such date, all references to American Funds Distributors, Inc. or American Funds Distributors in the statutory prospectus and statement of additional information shall be a reference to Capital Client Group, Inc. The fund’s distributor is changing only its name and will continue to operate in the same manner.

2. For all funds listed above except STEX, TEFNY, AHIM, LTEX, TEBF, and TEFCA:

Effective July 1, 2024, the Virginia College Savings Plan or “Virginia529,” the program administrator for CollegeAmerica and ABLEAmerica will change its name to “Commonwealth Savers Plan.” On such date, all references to Virginia529 in the statutory prospectus and statement of additional information shall be a reference to Commonwealth Savers Plan. The program administrator is changing only its name and will continue to operate in the same manner.

3. The paragraph under the heading “American Funds Service Company and capitalgroup.com” in the “Shareholder account services and privileges” section is amended to read as follows:

American Funds Service Company and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction or redeem or exchange shares by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com. Redemptions and exchanges through American Funds Service Company and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-586-0724O CGD/10149-S103948

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	JULIE E. LAWTON
JULIE E. LAWTON
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY